Revenue, Accounts Receivable and Provision for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2024
Revenue and Accounts Receivable [Abstract]
Revenue by Type of Charter
Below are presented, per type of charter, the Company’s revenues for the periods ended June 30, 2024 and 2023, and also the balance of Accounts receivable, net, for June 30, 2024 and December 31, 2023.

	For the six months ended June 30,
Charter type	2024	2023
Time charters	$28,405	$29,314
Pool arrangements	14,474	29,039
Voyage charters	-	2,631
Total Revenue	$42,879	$60,984

Accounts Receivable by Type of Charter
	As of June 30,	As of December 31,
Charter type	2024	2023
Time charters	$975	$2,638
Pool arrangements	2,927	5,213
Voyage charters	178	429
Total Acc. Receivable, net	$4,080	$8,280

Revenue from Charterers	Moreover, the charterers that accounted for more than 10% of the Company’s revenue are presented below:
Charterer	2024	2023
A	14%	-
B	26%	19%
C	16%	-
D	-	16%
E	-	12%
F	34%	32%